Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 38,945	$ 40,678	$ 38,960
Unrealized gains (losses) on available-for-sale securities arising during the period	5,370	2,169	44
Reclassification adjustments for (gains) losses	(954)	(2,483)	4,667
Total unrealized gains (losses) on available-for-sale securities	4,416	(314)	4,711
Unrealized loss on interest rate floors		(473)	(4,494)
Change in underfunded pension liability	(423)	(1,473)	(125)
Other comprehensive income (loss) before income taxes	3,993	(2,260)	92
Tax effect	(1,508)	850	(35)
Other comprehensive income (loss), net of tax	2,485	(1,410)	57
Total comprehensive income	$ 41,430	$ 39,268	$ 39,017